Stockholders' Equity (Recognized Contractor and Employee Expense) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Recognized Employee Expense [Line Items]
Contractor options expense recognized	$ 286	$ 17	$ 342	$ 30
Employee options expense recognized	461	111	502	111	$ 615	$ 97
Total option expense recognized	$ 747	$ 128	$ 844	$ 141